Pension Benefits - Additional Information (Detail) TWD in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 TWD	Dec. 31, 2015 HKD	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 153,000			$ 196,000
Prepaid pension	109,000			45,000
Fair value of plan assets	310,000			303,000
Accumulated other comprehensive income	0			0
Net periodic benefit cost (income)	(58,000)			(199,000)	$ (77,000)
Defined benefit plan, expected contribution in 2016	7,000
Benefit payments from 2016 to 2020	1,000
Benefit payments from 2021 to 2025	$ 1,000
Maximum
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary	45 months	45 months	45 months
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Total amount of defined contribution pension expenses	$ 318,000			$ 364,000	$ 357,000
Taiwan | Monthly Payment
Defined Benefit Plan Disclosure [Line Items]
Maximum monthly contribution for each employee	$ 274	TWD 9
Taiwan | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Percentage of salaries and wages contributed	2.00%	2.00%	2.00%
Taiwan | Pension Plan | Minimum
Defined Benefit Plan Disclosure [Line Items]
Percentage of salaries and wages contributed	6.00%	6.00%	6.00%
Hong Kong
Defined Benefit Plan Disclosure [Line Items]
Percentage of salaries and wages contributed	5.00%	5.00%	5.00%
Hong Kong | Monthly Payment
Defined Benefit Plan Disclosure [Line Items]
Maximum monthly contribution for each employee	$ 194		HKD 1,500
For each of first 15 years of service
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary	2 months	2 months	2 months
For each year of service thereafter
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary	1 month	1 month	1 month